Vessels	12 Months Ended
Dec. 31, 2016
Vessels [Abstract]
Vessels

4. Vessels

Acquisitions

During 2016, the Company acquired the suezmax tanker Decathlon for $64,992 from a third-party, the newbuild aframaxes Elias Tsakos, Thomas Zafiras, Leontios H and Parthenon for $223,291 in total, the two newbuild panamaxes Sunray and Sunrise for $101,584 in total, the newbuild VLCC Ulysses for $100,189 and the newbuild LNG Maria Energy for $239,029. On November 5, 2015, the Company acquired the suezmax tanker Pentathlon for $57,926 from a third-party.

Sales

There were no vessel sales in 2016.

On July 16, 2015 and July 17, 2015, the Company sold the handysize tanker Delphi and the suezmax tanker Triathlon, for net proceeds of $42,761 in total, realizing a total net gain of $2,078. The capital gains from the sale of vessels are separately reflected in the accompanying 2015 Consolidated Statement of Comprehensive Income. There were no sales of vessels in 2014.

Impairment

As of December 31, 2016, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. This review did not indicate an impairment charge of the carrying value of the Company’s vessels. As of December 31, 2015 and 2014 there were no impairment charges.